Consolidated Statement of Shareholders' Equity (CAD) In Thousands, except Share data	Common Stock Shares	Common Stock Amount	Contributed Surplus	Warrants	Acc. Deficit	Total Shareholders’ Equity
As at December 31, 2009 at Dec. 30, 2009	83,302,515	12,913	236	5,243	(2,029)	16,363
Common shares issued through private placement	83,190,127	15,091				15,091
Warrants issued through private placement				1,296		1,296
Common shares issued on exercise of stock options	72,503	25				25
Contributed surplus effect on exercise of options		6	(6)
Common shares issued	142,156,840	50,000				50,000
Share issue costs		(3,309)				(3,309)
Shares held by Peninsula shareholders pursuant to RTO	8,861,626	16				16
Warrants held by Peninsula shareholders pursuant to RTO				8		8
Stock-based compensation			871			871
Net loss					(2,591)	(2,591)
As at September 30, 2010	317,583,611	74,742	1,101	6,547	(4,620)	77,769
Common shares issued on exercise of stock options	340,750	101				101
Contributed surplus effect on exercise of options		31	(31)
Common shares issued on exercise of warrants	38,624,362	33,946				33,946
Original warrant valuation effect on exercise of warrants		3,714		(3,714)
Common shares issued to acquire property	2,700,018	1,890				1,890
Stock-based compensation			1,877			1,877
Net loss					(13,761)	(13,761)
As at September 30, 2011	359,248,741	114,424	2,947	2,833	(18,381)	101,823
Common shares issued on exercise of stock options	386,667	80				80
Contributed surplus effect on exercise of options		37	(37)
Stock-based compensation			306			306
Net loss					(27,631)	(27,631)
As at September 30, 2012 at Sep. 30, 2012	359,635,408	114,541	3,216	2,833	(46,012)	74,577